SCHEDULE OF INCOME/(LOSS) BEFORE INCOME TAX, DOMESTIC AND FOREIGN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss from PRC entities	¥ (49,782)	¥ (95,820)	¥ (83,575)
loss from overseas entities	(86,649)	(20,231)	(66,418)
Total loss before tax	¥ (136,431)	¥ (116,051)	¥ (149,993)